Derivatives, Sold and Purchased Credit Derivatives (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	943	1,532
Notional amount Protection sold	12,304	19,501
Notional amount Protection purchased with identical underlyings	6,888	10,397
Notional Net protection sold	5,416	9,104
Notional Other protection purchased	9,771	12,917
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	6,207	9,441
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	23	48
Notional amount Protection sold	6,344	10,947
Notional amount Protection purchased with identical underlyings	4,894	6,493
Notional Net protection sold	1,450	4,454
Notional Other protection purchased	2,831	5,557
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2015	Jan. 01, 2014
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2021	Dec. 31, 2021
Corporate Bond Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	2,904	5,237
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	654	1,091
Notional amount Protection sold	1,055	1,553
Notional amount Protection purchased with identical underlyings	608	894
Notional Net protection sold	447	659
Notional Other protection purchased	277	389
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2017	Jan. 01, 2016
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2052	Dec. 31, 2052
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	874	1,245
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	0	0
Notional amount Protection sold	1,659	3,270
Notional amount Protection purchased with identical underlyings	777	2,471
Notional Net protection sold	882	799
Notional Other protection purchased	1,042	898
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2015	Jan. 01, 2014
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2019	Dec. 31, 2018
Credit Default Swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	292	388
Commercial Mortgage Backed Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	246	344
Notional amount Protection sold	1,058	1,106
Notional amount Protection purchased with identical underlyings	608	535
Notional Net protection sold	450	571
Notional Other protection purchased	355	535
Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2049
Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2063	Dec. 31, 2052
Commercial Mortgage Backed Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	0	1
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	19	48
Notional amount Protection sold	52	55
Notional amount Protection purchased with identical underlyings	1	1
Notional Net protection sold	51	54
Notional Other protection purchased	81	87
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	1	0
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	1
Notional amount Protection sold	2,136	2,570
Notional amount Protection purchased with identical underlyings	0	3
Notional Net protection sold	2,136	2,567
Notional Other protection purchased	5,185	5,451
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2015	Jan. 01, 2014
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2025	Dec. 31, 2025
Other Credit Derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	2,136	2,570